UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2009

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

U.S. Government & Agency Securities 37.23%				$48,021,158
(Cost $47,479,167)

U.S. Government 12.93%				16,677,834
U.S. Treasury,
Inflation Indexed Note (D)	1.625%	01/15/15	417,841	417,058
Note	4.000	08/15/18	1,515,000	1,586,490
United States Treasury,
Bond	4.250	05/15/39	1,910,000	1,931,190
Note	3.625	08/15/19	1,045,000	1,064,594
Note	2.625	06/30/14	2,800,000	2,836,532
Note	2.625	07/31/14	2,500,000	2,529,688
Note	1.750	03/31/14	1,000,000	979,062
Note	1.375	04/15/12	5,100,000	5,108,369
Note	2.375	08/31/14	225,000	224,851

U.S. Government Agency 24.30%				31,343,324
Federal Home Loan Bank,
Note	1.875	06/20/12	2,520,000	2,532,964
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	4.500	03/01/39	3,702,509	3,722,323
Note	1.750	06/15/12	2,355,000	2,357,781
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	4.000	07/01/24	3,292,656	3,329,184
30 Yr Adj Rate Pass Thru Ctf	5.850	03/01/14	1,682	1,711
30 Yr Adj Rate Pass Thru Ctf	5.850	06/01/14	9,379	9,568
30 Yr Pass Thru Ctf	5.416	11/01/38	2,589,773	2,729,253
30 Yr Pass Thru Ctf	5.000	11/01/33	1,871,523	1,933,298
30 Yr Pass Thru Ctf	5.000	03/01/38	513,608	527,993
30 Yr Pass Thru Ctf	5.000	03/01/38	2,095,616	2,154,309
30 Yr Pass Thru Ctf	5.000	05/01/38	229,418	235,844
30 Yr Pass Thru Ctf	5.000	05/01/38	1,859,327	1,911,403
30 Yr Pass Thru Ctf	4.899	12/01/38	503,139	525,640
30 Yr Pass Thru Ctf	4.000	01/01/24	850,280	859,713
Note	3.375	03/10/14	2,370,000	2,385,645
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04/15/13	19,994	20,269
30 Yr Pass Thru Ctf	4.500	02/15/39	2,427,515	2,452,738
30 Yr Pass Thru Ctf	4.500	03/15/39	993,306	1,003,627
30 Yr Pass Thru Ctf	4.500	03/15/39	1,480,568	1,495,952
30 Yr Pass Thru Ctf	4.500	04/15/39	497,223	502,390
Small Business Administration CMBS Trust,
Sub Bond Ser 2005-1A Class E (S)	6.706	11/15/35	19	19
Sub Bond Ser 2006-1A Class E (S)	6.174	11/15/36	665,000	651,700

Corporate Bonds 45.36%				$58,494,380
(Cost $55,945,427)

Agricultural Products 0.33%				429,248
Bunge Ltd. Finance Corp.,
Gtd Sr Note	8.500	06/15/19	135,000	152,274
Gtd Sr Note	5.350	04/15/14	270,000	276,974

Airlines 0.78%				1,008,975
Continental Airlines, Inc.,
Ser 1991-1 Class A	6.545	02/02/19	86,750	82,413
Sr Sec Bond Ser 981A	6.648	09/15/17	116,316	100,031

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Airlines (continued)
Delta Airlines, Inc.,
Collateralized Bond	6.821%	08/10/22	328,257	290,507
Ser 2002-1 Class G2	6.417	07/02/12	405,000	368,550
Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 2007-1	7.027	11/01/19	209,342	167,474

Aluminum 0.20%				260,677
Rio Tinto Alcan, Inc.,
Sr Note	6.125	12/15/33	285,000	260,677

Asset Management & Custody Banks 0.31%				404,043
Northern Trust Co.,
Sr Note	4.625	05/01/14	250,000	265,452
Sub Note	6.500	08/15/18	125,000	138,591

Brewers 0.59%				761,288
Anheuser-Busch InBev Worldwide, Inc.,
Gtd Sr Note (S)	7.200	01/15/14	235,000	263,940
Miller Brewing Co.,
Gtd Note (S)	5.500	08/15/13	230,000	241,754
SABMiller PLC,
Note (S)	6.500	07/15/18	235,000	255,594

Cable & Satellite 1.28%				1,656,457
Comcast Cable Communications Holdings, Inc.,
Sr Note	9.800	02/01/12	1,000,000	1,132,338
Time Warner Cable, Inc.,
Gtd Note	8.750	02/14/19	170,000	209,274
Gtd Sr Note	6.750	07/01/18	285,000	314,845

Casinos & Gaming 0.21%				268,805
Seminole Tribe of Florida,
Bond (S)	6.535	10/01/20	315,000	268,805

Construction Materials 0.21%				268,827
CRH America, Inc.,
Gtd Note	8.125	07/15/18	250,000	268,827

Consumer Finance 1.20%				1,542,549
American Express Credit Co.,
Sr Note Ser C	7.300	08/20/13	360,000	394,595
American General Finance Corp.,
Note Ser J	6.900	12/15/17	220,000	135,843
Capital One Financial Corp.,
Sr Note	7.375	05/23/14	375,000	409,067
Discover Financial Services,
Sr Note	10.250	07/15/19	375,000	410,720
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	250,000	192,324

Data Processing & Outsourced Services 0.18%				234,734
Fiserv, Inc.,
Gtd Sr Note	6.800	11/20/17	215,000	234,734

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Department Stores 0.29%				374,666
Macy's Retail Holdings, Inc.,
Gtd Note	8.875%	07/15/15	210,000	212,666
Nordstrom, Inc.,
Sr Note	6.750	06/01/14	150,000	162,000

Diversified Banks 2.72%				3,509,158
BPCE SA,
Sub Bond (12.50% to 9-30-19 then variable) (S)	12.500	06/29/49	157,000	174,270
Chuo Mitsui Trust & Banking Co. Ltd.,
Jr Sub Note (5.506% to 4-15-15 then variable) (S)	5.506	12/29/49	370,000	309,413
Credit Suisse New York,
Sr Note	5.300	08/13/19	260,000	263,069
HSBC Capital Funding LP,
Perpetual Note (9.547% to 6-30-10 then variable)
(S)	9.547	12/29/49	500,000	495,000
Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12/29/49	175,000	171,500
Rabobank Nederland NV,
Jr Sub Note (11.00% to 6-4-19 then variable) (S)	11.000	12/29/49	904,000	1,067,850
Royal Bank of Scotland Group PLC,
Jr Sub Bond Ser MTN (7.640% to 9-29-17 then
variable)	7.640	03/31/49	200,000	88,000
Silicon Valley Bank,
Sub Note	6.050	06/01/17	295,000	256,969
Wachovia Bank NA,
Sub Note	5.850	02/01/37	235,000	220,438
Sub Note Ser BKNT	6.600	01/15/38	445,000	462,649

Diversified Chemicals 0.35%				452,889
Dow Chemical Co.,
Sr Note	8.550	05/15/19	205,000	223,297
Sr Note	5.900	02/15/15	230,000	229,592

Diversified Financial Services 3.97%				5,119,236
Bank of America Corp.,
Sr Note	5.650	05/01/18	400,000	386,777
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06/01/17	850,000	868,097
Citigroup, Inc.,
Sr Note	6.375	08/12/14	510,000	515,734
Sr Note	6.125	11/21/17	450,000	424,509
Sr Note	5.850	12/11/34	180,000	144,991
ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10/15/17	220,000	215,380
General Electric Capital Corp.,
Sr Note	5.625	05/01/18	510,000	507,840
Sr Note Ser GMTN	6.000	08/07/19	210,000	211,592
Sr Note Ser MTN	5.875	01/14/38	360,000	319,574
JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18 then variable)	7.900	04/29/49	315,000	300,201
Sr Note	6.300	04/23/19	510,000	559,102
Sr Note	4.650	06/01/14	400,000	417,654
SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17 then variable) (S)	6.078	01/29/49	285,000	247,785

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Diversified Metals & Mining 0.21%				268,060
Rio Tinto Finance USA, Ltd.,
Gtd Sr Note	8.950%	05/01/14	230,000	268,060

Drug Retail 0.28%				363,400
CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12 then variable)	6.302	06/01/37	460,000	363,400

Electric Utilities 3.65%				4,703,771
Commonwealth Edison Co.,
Sec Bond	5.800	03/15/18	415,000	446,749
Delmarva Power & Light Co.,
1st Mtg Bond	6.400	12/01/13	230,000	249,559
Duke Energy Corp.,
Sr Note	6.300	02/01/14	225,000	248,214
FirstEnergy Solutions Corp.,
Gtd Sr Note (S)	4.800	02/15/15	235,000	240,191
FPL Energy National Wind LLC,
Sr Sec Note (S)	5.608	03/10/24	201,105	181,992
Israel Electric Corp., Ltd.,
Sec Note (S)	7.250	01/15/19	200,000	211,082
ITC Holdings Corp.,
Sr Note (S)	5.875	09/30/16	115,000	116,814
Monongahela Power Co.,
Note (S)	7.950	12/15/13	395,000	429,241
Monterrey Power SA de CV,
Sr Sec Bond (S)	9.625	11/15/09	387,997	401,577
Nevada Power Co.,
Mtg Note Ser L	5.875	01/15/15	220,000	234,375
Oncor Electric Delivery Co.,
Sr Sec Note	6.375	05/01/12	490,000	533,597
Pepco Holdings, Inc.,
Note	6.450	08/15/12	325,000	345,768
PNPP II Funding Corp.,
Debenture	9.120	05/30/16	160,000	163,018
Southern Power Co.,
Sr Note Ser D	4.875	07/15/15	610,000	618,820
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01/02/17	272,152	282,774

Electrical Components & Equipment 0.38%				486,628
Thomas & Betts Corp.,
Sr Note	7.250	06/01/13	480,000	486,628

Electronic Manufacturing Services 0.32%				413,901
Tyco Electronics Group SA,
Gtd Note	6.000	10/01/12	280,000	289,689
Gtd Sr Note	6.550	10/01/17	125,000	124,212

Gas Utilities 0.25%				326,933
DCP Midstream LLC,
Sr Note (S)	9.750	03/15/19	275,000	326,933

Health Care Equipment 0.69%				889,504
Beckman Coulter, Inc.,
Sr Note	7.000	06/01/19	150,000	168,585

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Health Care Equipment (continued)
CareFusion Corp.
Sr Note (S)	6.375%	08/01/19	105,000	112,352
Sr Note (S)	5.125	08/01/14	145,000	150,301
Hospira, Inc.,
Sr Note	6.050	03/30/17	320,000	332,790
Sr Note Series GMTN	6.400	05/15/15	115,000	125,476

Health Care Services 0.48%				612,887
Medco Health Solutions, Inc.,
Sr Note	7.250	08/15/13	550,000	612,887

Hotels, Resorts & Cruise Lines 0.17%				221,488
Starwood Hotels & Resorts Worldwide, Inc.,
Sr Note	6.250	02/15/13	235,000	221,488

Household Appliances 0.38%				486,545
Whirlpool Corp.,
Sr Note	8.600	05/01/14	225,000	247,112
Sr Note	8.000	05/01/12	225,000	239,433

Industrial Conglomerates 0.20%				263,254
Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)	6.500	02/13/13	243,000	263,254

Industrial Machinery 0.65%				842,851
Ingersoll-Rand Global Holding Co., Ltd.,
Gtd Note	6.875	08/15/18	300,000	317,962
Gtd Note	6.000	08/15/13	370,000	392,960
Roper Industries, Inc.,
Sr Note	6.250	09/01/19	130,000	131,929

Industrial REIT's 0.37%				481,600
ProLogis,
Sr Note	6.625	05/15/18	290,000	258,716
Sr Note	5.625	11/15/15	250,000	222,884

Integrated Oil & Gas 0.15%				196,851
Petro-Canada,
Sr Note	6.050	05/15/18	190,000	196,851

Integrated Telecommunication Services 1.75%				2,254,909
Bellsouth Corp.,
Bond	6.550	06/15/34	250,000	268,132
Debenture	6.300	12/15/15	347,788	364,160
Qwest Corp.,
Sr Note	7.875	09/01/11	210,000	214,200
Telecom Italia Capital SA,
Gtd Sr Note	7.721	06/04/38	365,000	426,136
Gtd Sr Note	6.175	06/18/14	690,000	747,295
Verizon Wireless Capital LLC,
Sr Note (S)	7.375	11/15/13	205,000	234,986

Investment Banking & Brokerage 3.50%				4,507,695
Bear Stearns Cos., Inc.,
Sr Note	7.250	02/01/18	435,000	496,058

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Investment Banking & Brokerage (continued)
Charles Schwab Corp.,
Sr Note	4.950%	06/01/14	220,000	231,439
Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10/01/37	555,000	555,654
Sr Note	7.500	02/15/19	325,000	374,171
Sr Note	5.125	01/15/15	390,000	404,172
Jefferies Group, Inc.,
Sr Note	7.750	03/15/12	310,000	332,330
Sr Note	6.450	06/08/27	145,000	115,406
Macquarie Group, Ltd.,
Sr Note (S)	7.300	08/01/14	170,000	176,782
Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05/14/38	555,000	589,344
Morgan Stanley,
Sr Note	7.300	05/13/19	315,000	350,794
Sr Note Ser F	6.625	04/01/18	825,000	881,545

Leisure Products 0.49%				627,385
Hasbro, Inc.,
Sr Note	6.125	05/15/14	580,000	627,385

Life & Health Insurance 1.18%				1,526,655
Aflac, Inc.,
Sr Note	8.500	05/15/19	220,000	255,599
Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17 then variable)	6.050	04/20/67	120,000	75,000
Sr Note	8.750	07/01/19	315,000	352,250
Metlife, Inc.,
Sr Note	6.750	06/01/16	220,000	240,657
Prudential Financial, Inc.,
Sr Note Ser D	5.150	01/15/13	350,000	352,664
Sr Note Ser MTND	7.375	06/15/19	130,000	141,285
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then variable) (S)	8.300	10/15/37	210,000	109,200

Managed Health Care 0.58%				746,862
Cigna Corp.,
Sr Note	6.375	10/15/11	410,000	425,929
Humana, Inc.,
Sr Note	8.150	06/15/38	360,000	320,933

Multi-Line Insurance 0.98%				1,261,555
AXA SA,
Sub Note (6.379% to 12-14-36 then variable) (S)	6.379	12/14/49	155,000	113,150
Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16 then variable)	6.150	11/15/66	210,000	107,100
Horace Mann Educators Corp.,
Sr Note	6.850	04/15/16	205,000	184,146
Liberty Mutual Group, Inc.,
Bond (S)	7.300	06/15/14	320,000	299,281
Gtd Bond (S)	7.500	08/15/36	520,000	406,383
Massachusetts Mutual Life Insurance Co.,
Note (S)	8.875	06/01/39	135,000	151,495

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Multi-Media 0.67%				860,677
News America Holdings, Inc.,
Deb	9.500%	07/15/24	600,000	714,228
News America, Inc.,
Gtd Sr Note (S)	6.900	03/01/19	130,000	146,449

Multi-Utilities 1.30%				1,676,909
DTE Energy Co.,
Sr Note	7.625	05/15/14	565,000	611,881
PG&E Corp.,
Sr Note	5.750	04/01/14	300,000	327,121
Sempra Energy,
Sr Bond	8.900	11/15/13	205,000	240,088
Sr Note	6.500	06/01/16	270,000	296,954
Teco Finance Inc.,
Gtd Sr Note	6.572	11/01/17	200,000	200,865

Office Electronics 0.43%				549,466
Xerox Corp.,
Sr Note	8.250	05/15/14	180,000	202,690
Sr Note	6.750	02/01/17	335,000	346,776

Office REIT's 0.46%				592,687
Duke Realty LP,
Sr Note	8.250	08/15/19	315,000	317,638
HRPT Properties Trust,
Sr Note	6.650	01/15/18	135,000	117,918
Mack-Cali Realty Corp.,
Sr Note	7.750	08/15/19	155,000	157,131

Oil & Gas Exploration & Production 0.80%				1,033,111
Devon Energy Corp.,
Sr Note	5.625	01/15/14	695,000	748,746
Questar Market Resources, Inc.,
Sr Note	6.800	03/01/20	130,000	132,933
XTO Energy, Inc.,
Sr Note	5.900	08/01/12	140,000	151,432

Oil & Gas Refining & Marketing 0.12%				149,529
NuStar Logistics,
Gtd Sr Note	7.650	04/15/18	140,000	149,529

Oil & Gas Storage & Transportation 3.80%				4,900,111
Buckeye Partners LP,
Sr Note	5.125	07/01/17	165,000	162,140
Energy Transfer Partners LP,
Sr Note	9.700	03/15/19	215,000	265,011
Sr Note	8.500	04/15/14	230,000	264,433
Enterprise Products Operating LLC,
Gtd Sr Note	6.500	01/31/19	475,000	517,140
Gtd Sr Note Ser G	5.600	10/15/14	385,000	407,220
Gulf South Pipeline Co. LP,
Sr Note (S)	5.750	08/15/12	230,000	238,759
Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03/15/32	115,000	125,671
Sr Note	9.000	02/01/19	320,000	386,599

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Oil & Gas Storage & Transportation (continued)
Sr Note	5.125%	11/15/14	135,000	140,346
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	270,000	295,900
ONEOK Partners LP,
Gtd Sr Note	6.150	10/01/16	425,000	443,497
Sr Note	8.625	03/01/19	235,000	281,026
Plains All American Pipeline LP,
Gtd Sr Note	6.500	05/01/18	165,000	174,486
Gtd Sr Note	4.250	09/01/12	385,000	393,095
Spectra Energy Capital LLC,
Gtd Sr Note	6.200	04/15/18	185,000	195,716
TEPPCO Partners LP,
Gtd Sr Note	6.650	04/15/18	565,000	609,072

Packaged Foods & Meats 0.81%				1,040,859
General Mills, Inc.,
Sr Note	5.200	03/17/15	90,000	96,875
Kraft Foods, Inc.,
Sr Note	6.125	02/01/18	460,000	503,415
Sr Note	6.000	02/11/13	405,000	440,569

Paper Packaging 0.17%				224,285
Bemis Company, Inc.,
Sr Note	6.800	08/01/19	105,000	114,212
Sr Note	5.650	08/01/14	105,000	110,073

Paper Products 0.42%				541,278
International Paper Co.,
Sr Note	9.375	05/15/19	255,000	286,545
Sr Note	7.950	06/15/18	240,000	254,733

Pharmaceuticals 0.65%				837,212
Schering-Plough Corp.,
Sr Note	6.000	09/15/17	385,000	427,647
Watson Pharmaceuticals, Inc.,
Sr Note	6.125	08/15/19	260,000	267,310
Wyeth,
Sr Sub Note	5.500	03/15/13	130,000	142,255

Property & Casualty Insurance 0.40%				519,503
Chubb Corp.,
Sr Note	5.750	05/15/18	125,000	135,637
Progressive Corp.,
Jr Sub Debenture (6.700% to 6-1-17 then variable)	6.700	06/15/37	155,000	124,582
QBE Insurance Group, Ltd.,
Sr Note (S)	9.750	03/14/14	238,000	259,284

Railroads 0.94%				1,217,906
Burlington Northern Santa Fe Corp.,
Sr Note	5.750	03/15/18	285,000	305,625
CSX Corp.,
Sr Note	6.250	04/01/15	105,000	116,335
Sr Note	5.500	08/01/13	365,000	385,731
Union Pacific Corp.,
Sr Bond	5.450	01/31/13	385,000	410,215

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Retail REIT's 0.92%				1,180,522
CPG Partners LP,
Sr Note	6.000%	01/15/13	385,000	386,096
Simon Property Group LP,
Sr Note	10.350	04/01/19	230,000	283,822
Sr Note	5.625	08/15/14	320,000	328,383
WEA Finance LLC,
Gtd Sr Note (S)	6.750	09/02/19	185,000	182,221

Soft Drinks 0.50%				647,488
Dr Pepper Snapple Group, Inc.,
Gtd Sr Note	6.820	05/01/18	185,000	206,352
Gtd Sr Note	6.120	05/01/13	140,000	151,066
PepsiCo, Inc.,
Sr Note	7.900	11/01/18	230,000	290,070

Specialized Finance 0.75%				961,332
American Honda Finance Corp.,
Note (S)	7.625	10/01/18	370,000	415,837
CME Group, Inc.,
Sr Note	5.750	02/15/14	320,000	349,745
USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12 then variable)
(S)	6.091	12/22/49	300,000	195,750

Specialized REIT's 0.50%				648,133
Health Care REIT, Inc.,
Sr Note	6.200	06/01/16	245,000	226,111
Nationwide Health Properties, Inc.,
Note	6.500	07/15/11	230,000	223,850
Plum Creek Timberlands LP,
Gtd Sr Note	5.875	11/15/15	210,000	198,172

Specialty Chemicals 0.19%				239,340
Ecolab, Inc.,
Sr Note	4.875	02/15/15	230,000	239,340

Specialty Stores 0.26%				334,558
Staples, Inc.,
Sr Note	9.750	01/15/14	285,000	334,558

Steel 0.62%				792,555
Allegheny Technologies, Inc.,
Sr Note	9.375	06/01/19	185,000	202,869
ArcelorMittal,
Sr Note	9.850	06/01/19	365,000	416,916
Commercial Metals Co.,
Sr Note	7.350	08/15/18	170,000	172,770

Tobacco 0.73%				942,742
Altria Group, Inc.,
Gtd Sr Note	8.500	11/10/13	475,000	549,259
Philip Morris International, Inc.,
Note	5.650	05/16/18	370,000	393,483

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Trading Companies & Distributors 0.30%				391,153
GATX Corp.,
Sr Note	8.750%	05/15/14	365,000	391,153

Waste Management 0.14%				178,713
Republic Services, Inc.,
Sr Note (S)	Zero	09/15/19	180,000	178,713

Wireless Telecommunication Services 0.20%				260,025
America Movil SAB de CV,
Sr Sec Note	5.750	01/15/15	250,000	260,025

Convertible Bonds 0.53%				$689,993
(Cost $375,000)

Industrial Machinery 0.53%				689,993
Ingersoll-Rand Co., Ltd.,
Sr Note	4.500	04/15/12	375,000	689,993

Asset Backed Securities 1.95%				$2,520,166
(Cost $3,268,689)
Bank of America Auto Trust,
Series 2009-1A Class A4 (S)	3.520	06/15/16	395,000	400,426
BMW Vehicle Lease Trust,
Ser 2009-1 Class A4	3.660	08/15/13	430,000	440,394
Carrington Mortgage Loan Trust,
Series 2006-NC4 Class A5 (P)	0.326	10/25/36	151,858	117,003
DB Master Finance LLC,
Ser 2006-1 Class A2 (S)	5.779	06/20/31	515,000	496,058
Domino's Pizza Master Issuer LLC,
Ser 2007-1 Class A2 (S)	5.261	04/25/37	500,000	406,708
Lehman XS Trust,
Ser 2005-5N Class 3A2 (P)	0.626	11/25/35	387,794	106,240
Ser 2005-7N Class 1A1B (P)	0.566	12/25/35	268,602	73,125
Ser 2006-2N Class 1A2 (P)	0.606	02/25/46	410,850	87,454
Renaissance Home Equity Loan Trust,
Ser 2005-2 Class AF3	4.499	08/25/35	182,957	173,545
Ser 2005-2 Class AF4	4.934	08/25/35	420,000	219,213

Collateralized Mortgage Obligations 11.97%				$15,431,283
(Cost $21,975,668)
American Home Mortgage Assets,
Ser 2006-6 Class XP IO	2.847	12/25/46	6,057,271	157,110
Ser 2007-5 Class XP IO	3.643	06/25/47	4,402,641	165,099
American Home Mortgage Investment Trust,
Ser 2007-1 Class GIOP IO	2.078	05/25/47	3,655,768	146,231
American Tower Trust,
Ser 2007-1A Class D (S)	5.957	04/15/37	420,000	382,200
Banc of America Commercial Mortgage, Inc.,
Ser 2005-4 Class A5A	4.933	07/10/45	1,500,000	1,379,264
Ser 2005-6 Class A4 (P)	5.351	09/10/47	560,000	528,897
Ser 2006-3 Class A4 (P)	5.889	07/10/44	700,000	577,457
Banc of America Funding Corp.,

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Collateralized Mortgage Obligations (continued)
Ser 2006-B Class 6A1 (P)	5.828%	03/20/36	443,145	301,361
Ser 2007-E Class 4A1 (P)	5.782	07/20/47	232,973	157,015
Bear Stearns Commercial Mortgage Securities, Inc.,
Ser 2006-PW14 Class D (S)	5.412	12/11/38	320,000	63,870
Bear Stearns Mortgage Funding Trust,
Ser 2006-AR1 2A1 (P)	0.486	08/25/36	235,742	115,232
Chaseflex Trust,
Ser 2005-2 Class 4A1	5.000	05/25/20	436,905	389,802
Citigroup Mortgage Loan Trust, Inc.,
Ser 2005-10 Class 1A5A (P)	5.833	12/25/35	388,936	255,944
Ser 2005-5 Class 2A3	5.000	08/25/35	218,423	183,953
Citigroup/Deutsche Bank Commercial Mortgage
Trust,
Ser 2005-CD1 Class C (P)	5.399	07/15/44	185,000	86,387
Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X IO	Zero	11/20/35	4,460,254	85,012
Ser 2006-0A12 Class X IO	Zero	09/20/46	7,754,641	241,121
Ser 2007-25 1A2	6.500	11/25/37	692,066	428,649
Crown Castle Towers LLC,
Ser 2006-1A Class E (S)	6.065	11/15/36	435,000	426,300
DSLA Mortgage Loan Trust,
Ser 2005-AR5 Class X2 IO	0.151	08/19/45	3,289,218	75,035
First Horizon Alternative Mortgage Securities,
Ser 2004-AA5 Class B1 (P)	5.219	12/25/34	759,951	101,959
Ser 2006-RE1 Class A1	5.500	05/25/35	496,791	318,412
GMAC Commercial Mortgage Securities, Inc.,
Ser 2003-C2 Class B (P)	5.684	05/10/40	955,000	914,721
GMAC Mortgage Corp. Loan Trust,
Ser 2006-AR1 Class 2A1 (P)	5.642	04/19/36	283,707	213,623
Greenpoint Mortgage Funding Trust,
Ser 2005-AR1 Class A3 (P)	0.546	06/25/45	73,781	19,017
Ser 2005-AR4 Class 4A2 (P)	0.626	10/25/45	329,551	108,562
Ser 2006-AR1 Class A2A (P)	0.636	02/25/36	527,678	156,043
Greenwich Capital Commercial Funding Corp.,
Ser 2007-GG9 Class C (P)	5.554	03/10/39	230,000	42,728
Ser 2007-GG9 Class F (P)	5.633	03/10/39	130,000	15,207
GSR Mortgage Loan Trust,
Ser 2004-9 Class B1 (P)	4.110	08/25/34	304,188	92,064
Ser 2006-AR1 Class 3A1 (P)	5.350	01/25/36	745,931	580,816
Harborview Mortgage Loan Trust,
Ser 2005-16 Class 2A1B (P)	0.609	01/19/36	193,089	60,396
Ser 2005-8 Class 1X IO (P)	3.046	09/19/35	3,136,165	108,296
Ser 2006-SB1 Class A1A (P)	1.901	12/19/36	396,340	136,266
Indymac Index Mortgage Loan Trust,
Ser 2004-AR13 Class B1	5.296	01/25/35	214,318	36,055
Ser 2005-AR18 Class 1X IO	Zero	10/25/36	6,392,557	191,777
Ser 2005-AR18 Class 2X IO	Zero	10/25/36	8,872,474	211,165
Ser 2005-AR5 Class B1 (P)	4.493	05/25/35	287,356	15,263
JPMorgan Chase Commercial Mortgage Security, Corp.,
Ser 2005-LDP3 Class A4B (P)	4.996	08/15/42	1,000,000	870,026
Ser 2005-LDP4 Class B (P)	5.129	10/15/42	1,000,000	502,454
JPMorgan Mortgage Trust,
Ser 2005-S2 Class 2A16	6.500	09/25/35	389,435	350,248
Ser 2005-S3 Class 2A2	5.500	01/25/21	345,916	329,377

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Collateralized Mortgage Obligations (continued)
Ser 2006-A7 Class 2A5 (P)	5.775%	01/25/37	481,166	131,654
Merrill Lynch/Countrywide Commercial Mortgage
Trust,
Ser 2006-2 Class A4 (P)	6.104	06/12/46	735,000	698,627
MLCC Mortgage Investors, Inc.,
Ser 2007-3 Class M1 (P)	5.920	09/25/37	194,953	50,377
Ser 2007-3 Class M2 (P)	5.920	09/25/37	74,983	13,531
Ser 2007-3 Class M3 (P)	5.920	09/25/37	49,989	10,077
Morgan Stanley Capital I,
Ser 2005-HQ7 Class A4 (P)	5.378	11/14/42	520,000	502,641
Ser 2006-IQ12 Class E (P)	5.538	12/15/43	310,000	62,500
Provident Funding Mortgage Loan Trust,
Ser 2005-1 Class B1 (P)	4.416	05/25/35	206,949	44,845
Residential Accredit Loans, Inc.,
Ser 2005-QA12 Class NB5 (P)	5.949	12/25/35	375,144	205,670
Ser 2007-QS10 Class A1	6.500	09/25/37	412,924	255,755
Ser 2007-QS11 Class A1	7.000	10/25/37	345,225	219,542
Residential Asset Securitization Trust,
Ser 2006-A7CB Class 2A1	6.500	07/25/36	489,727	362,092
Structured Asset Securities Corp.,
Ser 2003-6A Class B1 (P)	4.446	03/25/33	289,735	100,098
Washington Mutual, Inc.,
Ser 2005-6 Class 1CB	6.500	08/25/35	245,591	176,672
Ser 2005-AR13 Class B1 (P)	0.866	10/25/45	513,827	53,490
Ser 2005-AR19 Class A1B3 (P)	0.616	12/25/45	136,093	53,238
Ser 2005-AR19 Class B1 (P)	0.966	12/25/45	297,848	35,511
Ser 2005-AR4 Class 1A1B (P)	1.991	05/25/46	351,013	105,621
Ser 2005-AR4 Class B1 (P)	4.650	04/25/35	961,265	210,104
Ser 2005-AR6 Class B1 (P)	0.866	04/25/45	578,358	55,328
Ser 2007-0A4 Class XPPP IO	0.897	04/25/47	7,932,882	54,539
Ser 2007-0A5 Class 1XPP IO	Zero	06/25/47	19,567,485	152,871
Ser 2007-0A5 Class 2XPP IO	Zero	06/25/47	23,521,358	154,359
Ser 2007-0A6 Class 1XPP IO	Zero	07/25/47	11,224,858	78,925
Wells Fargo Mortgage Backed Securities Trust,
Ser 2006-AR15 Class A3 (P)	5.660	10/25/36	518,678	122,802

Preferred Stocks 0.45%				$580,245
(Cost $560,925)

Issuer			Shares	Value

Diversified Financial Services 0.22%				287,438
Bank of America Corp. , 8.625%			12,775	287,438

Diversified Metals & Mining 0.23%				292,807
Vale Capital II , 6.750%			4,831	292,807

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value
Short-term investments 1.09%				$1,400,000
(Cost $1,400,000)

U.S. Government Agency 1.09%				1,400,000
Federal Home Loan Bank,
Discount Note	0.080%	09/01/09	1,400,000	1,400,000

Total investments (Cost $131,004,876)† 98.58%				$127,137,225

Other assets and liabilities, net 1.42%				$1,829,904

Total net assets 100.00%				$128,967,129

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

BKNT Bank Notes

CMBS Commercial Mortgage Backed Security

GMTN Global Medium-Term Note Gtd Guaranteed

IO Interest Only – Tranche of Stripped Mortgage Pool

MTN Medium-Term Note

REIT Real Estate Investment Trust

(D) Treasury Inflation Protected Security (TIPS). Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $131,049,055. Net unrealized depreciation aggregated $3,911,830, of which $6,843,234 related to appreciated investment securities and $10,755,064 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use

14

observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Totals
Asset Backed Securities	-	$2,520,166	-	$2,520,166

Corporate Bonds	-	58,494,380	-	58,494,380

Collateralized Mortgage Obligations	-	13,609,743	$1,821,540	15,431,283
Convertible Bonds	-	689,993	-	689,993
Preferred Stocks	$287,438	292,807	-	580,245
Short-term Investments	-	1,400,000	-	1,400,000
U.S. Government & Agency
Securities	-	48,021,158	-	48,021,158
Total Investments in Securities	$287,438	$125,028,247	$1,821,540	$127,137,225

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Collateralized Mortgage
Obligations

Balance as of 5/31/09	$1,819,746
Realized gain (loss)	78
Change in unrealized appreciation (depreciation)	511,629
Net purchases (sales)	(303,112)
Net transfers in and/out of Level 3	(206,801)
Balance as of 8/31/09	$1,821,540

Risks and Uncertanties

There are a number of risk factors that may play a role in shaping the Fund’s overall risk profile. For further detail about these risks, see the Fund’s Prospectus and Statement of Additional Information.

15

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q1 8/09
10/09

John Hancock
MUTUAL FUNDS

John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2009

John Hancock Government Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

U.S. Government & Agency Securities 93.36%				$355,881,879
(Cost $351,152,378)

U.S. Government 18.72%				71,355,139
United States Treasury,
Bond	8.750	08/15/20	6,065,000	8,782,878
Bond	3.500	02/15/39	5,000,000	4,417,190
Inflation Indexed Note (D)	3.875	04/15/29	1,541,236	1,931,843
Note	3.125	05/15/19	6,060,000	5,916,075
Note	2.625	06/30/14	18,500,000	18,741,370
Note	2.625	07/31/14	14,900,000	15,076,938
Note	2.625	04/30/16	9,000,000	8,817,894
Note	1.750	03/31/14	7,835,000	7,670,951

U.S. Government Agency 74.64%				284,526,740
Federal Agricultural Mortgage Corp.,
Gtd. Note Trust 2006-2 (S)	5.500	07/15/11	3,005,000	3,208,736
Federal Farm Credit Bank,
Bond (L)	2.625	04/17/14	10,000,000	9,963,340
Federal Home Loan Bank,
Bond	5.000	11/17/17	11,000,000	11,892,407
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	5.500	10/01/19	680,303	725,772
15 Yr Pass Thru Ctf	4.500	07/01/24	5,831,005	6,001,608
30 Yr Pass Thru Ctf	9.500	08/01/16	342,137	382,677
30 Yr Pass Thru Ctf	7.500	11/01/12	143,353	152,692
30 Yr Pass Thru Ctf	4.500	04/01/39	25,002,110	25,155,445
30 Yr Pass Thru Ctf	4.000	06/15/39	10,604,641	10,797,408
30 Yr Pass Thru Ctf	4.500	10/15/46	9,232,598	9,481,163
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	02/01/10	1,761	1,775
15 Yr Pass Thru Ctf	7.500	01/01/15	167,360	179,800
15 Yr Pass Thru Ctf	5.000	02/13/17	3,000,000	3,288,105
15 Yr Pass Thru Ctf	4.000	06/01/24	23,896,683	24,161,788
15Yr Pass Thru Ctf	4.000	07/01/24	8,147,517	8,237,904
30 Yr Pass Thru Ctf	8.500	09/01/24	14,010	15,635
30 Yr Pass Thru Ctf	8.500	10/01/24	181,752	202,864
30 Yr Pass Thru Ctf	6.500	12/25/23	5,032,000	5,481,019
30 Yr Pass Thru Ctf	5.500	06/01/37	8,138,056	8,514,760
30 Yr Pass Thru Ctf (P)	5.416	11/01/38	9,433,267	9,941,324
30 Yr Pass Thru Ctf	5.000	05/01/23	16,864,468	17,616,122
30 Yr Pass Thru Ctf	5.000	06/01/23	11,429,172	11,949,289
30 Yr Pass Thru Ctf	5.000	11/01/33	10,922,661	11,283,194
30 Yr Pass Thru Ctf	5.000	02/01/38	32,360,129	33,266,465
30 Yr Pass Thru Ctf (P)	4.997	04/01/48	1,407,596	1,470,414
30 Yr Pass Thru Ctf (P)	4.899	12/01/38	7,453,907	7,787,253
30 Yr Pass Thru Ctf (P)	4.253	05/01/34	8,588,672	8,901,085
30 Yr Pass Thru Ctf	4.000	01/01/24	14,171,332	14,328,546
Bond (P)	3.765	07/01/39	8,952,866	9,147,967
Note (L)	2.750	03/13/14	8,000,000	8,090,884
Note (L)	2.500	05/15/14	7,520,000	7,479,748
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04/15/13	106,725	108,193
30 Yr Pass Thru Ctf	11.000	01/15/14	42,040	46,903
30 Yr Pass Thru Ctf	11.000	12/15/15	245,150	281,511
30 Yr Pass Thru Ctf	7.000	05/15/29	862,386	940,977

John Hancock Government Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

U.S. Government Agency (continued)
30 Yr Pass Thru Ctf	4.500	03/15/39	3,948,182	3,989,206
Series 2009-45 Class DA	4.500	06/20/39	9,686,571	10,052,761

Asset Backed Securities 2.04%				$7,761,415
(Cost $9,558,550)

Asset Backed Securities 2.04%				7,761,415
Bank of America Auto Trust,
Series 2009-1A Class A4 (S)	3.520	06/15/16	1,290,000	1,307,719
BMW Vehicle Lease Trust,
Ser 2009-1 Class A4	3.660	08/15/13	2,000,000	2,048,346
Carrington Mortgage Loan Trust,
Series 2006-NC4 Class A5 (P)	0.326	10/25/36	498,667	384,212
Countrywide Asset-Backed Certificates,
Ser 2006-3 Class 2A2 (P)	0.446	06/25/36	2,016,370	1,585,771
Domino's Pizza Master Issuer LLC,
Ser 2007-1 Class A2 (S)	5.261	04/25/37	1,600,000	1,301,465
Lehman XS Trust,
Ser 2005-5N Class 3A2 (P)	0.626	11/25/35	1,271,326	348,293
Ser 2005-7N Class 1A1B (P)	0.566	12/25/35	814,469	221,734
Ser 2006-2N Class 1A2 (P)	0.606	02/25/46	2,649,026	563,875

Collateralized Mortgage Obligations 2.96%				$11,261,530
(Cost $14,463,167)

Collateralized Mortgage Obligations 2.96%				11,261,530
American Home Mortgage Assets,
Ser 2007-5 Class XP IO	3.643	06/25/47	13,433,132	503,742
American Home Mortgage Investment Trust,
Ser 2007-1 Class GIOP IO	2.078	05/25/47	10,729,745	429,190
Banc of America Funding Corp.,
Ser 2007-E Class 4A1 (P)	5.782	07/20/47	720,759	485,766
Bear Stearns Mortgage Funding Trust,
Ser 2006-AR1 2A1 (P)	0.486	08/25/36	764,569	373,726
Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X IO	3.173	11/20/35	10,069,917	191,933
Ser 2007-25 1A2	6.500	11/25/37	2,282,975	1,414,018
Downey Savings & Loan Association Mortgage Loan
Trust,
Ser 2005-AR1 X2 IO	2.831	03/19/45	11,958,618	444,711
First Horizon Alternative Mortgage Securities,
Ser 2006-RE1 Class A1	5.500	05/25/35	1,647,584	1,055,999
Greenpoint Mortgage Funding Trust,
Ser 2005-AR1 Class A3 (P)	0.546	06/25/45	222,317	57,303
Ser 2005-AR4 Class 4A2 (P)	0.626	10/25/45	998,814	329,035
Ser 2006-AR1 Class A2A (P)	0.636	02/25/36	1,595,853	471,919
Harborview Mortgage Loan Trust,
Ser 2005-16 Class 2A1B (P)	0.609	01/19/36	584,006	182,669
Ser 2006-SB1 Class A1A (P)	1.901	12/19/36	1,198,167	411,944
Indymac Index Mortgage Loan Trust,
Ser 2005-AR18 Class 1X IO	3.053	10/25/36	20,215,333	606,460
Ser 2005-AR18 Class 2X IO	2.820	10/25/36	20,877,571	496,886
Residential Accredit Loans, Inc.,
Ser 2007-QS10 Class A1	6.500	09/25/37	1,291,401	799,861
Ser 2007-QS11 Class A1	7.000	10/25/37	1,091,873	694,364

John Hancock Government Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Collateralized Mortgage Obligations (continued)
Residential Asset Securitization Trust,
Ser 2006-A7CB Class 2A1	6.500	07/25/36	1,371,235	1,013,857
Washington Mutual, Inc.,
Ser 2005-AR13 Class B1 (P)	0.866	10/25/45	1,559,200	162,315
Ser 2005-AR19 Class A1B3 (P)	0.616	12/25/45	423,570	165,696
Ser 2005-AR4 Class 1A1B (P)	1.991	05/25/46	1,091,332	328,386
Ser 2005-AR6 Class B1 (P)	0.866	04/25/45	1,723,582	164,884
Ser 2007-0A5 Class 2XPP IO	1.165	06/25/47	72,665,355	476,866

Short-term investments 7.55%				$28,783,149
(Cost $28,783,688)

Cash Equivalents 6.34%				24,183,149
John Hancock Collateral Investment Trust (T)(W)	0.390 (Y)		2,415,585	24,183,149

U.S. Government Agency 1.21%				4,600,000
Federal Home Loan Bank,
Discount Note	0.080	09/01/09	4,600,000	4,600,000

Total investments (Cost $403,957,783)† 105.91%				$403,687,973

Other assets and liabilities, net (5.91%)				($22,512,297)

Total net assets 100.00%				$381,175,676

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

IO Interest Only – Tranche of Stripped Mortgage Pool.

(D) Treasury Inflation Protected Security - Principal amount of security is adjusted for inflation.

(L) All or a portion of this security is on loan as of August 31, 2009.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of August 31, 2009.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $403,921,518. Net unrealized depreciation aggregated $233,545, of which $7,499,076 related to appreciated investment securities and $7,732,621 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)
Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or

4

privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities		$7,761,415	-	$7,761,415
Collateralized Mortgage Obligations		8,111,742	$3,149,788	11,261,530
U.S. Government & Agency		355,881,879	-	355,881,879
Short-term investments	$24,183,149	4,600,000	-	28,783,149
Total Investments in Securities	$24,183,149	$376,355,036	$3,149,788	$403,687,973

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Collateralized
	Mortgage	U.S. Government &
	Obligations	Agency	Totals
Balance as of 5/31/09	$2,916,190	$9,234,844	$12,151,034
Change in Unrealized appreciation
(depreciation)	582,178	-	582,178
Net purchases (sales)	167,873	(9,234,844)	(9,066,971)
Transfers in and/or out of Level 3	(516,454)	-	(516,454)
Balance as of 8/31/09	$3,149,788	-	$3,149,788

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Risks and uncertainties
There are a number of risk factors that may play a role in shaping the Fund’s overall risk profile. For further details, see the Fund’s Prospectus and Statement of Additional Information.

5

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

560Q1 8/09
10/09

John Hancock
MUTUAL FUNDS

John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2009

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

Corporate Bonds 66.45%				$474,598,034
(Cost $846,086,730)
		Maturity	Par value
Issuer	Rate	date		Value

Advertising 0.00%				14,976
Vertis Inc.,
Gtd Sr Note	13.500%	04/01/14	2,995,280	14,976

Aerospace & Defense 0.09%				652,050
Sequa Corp.,
Gtd Sr Note (S)	11.750	12/01/15	1,035,000	652,050

Airlines 10.52%				75,138,189
Alaska Airlines, Inc.,
Ser A	9.500	04/12/10	1,033,035	878,080
American Airlines, Inc.,
Equip Trust Ser 1990-K	9.930	06/15/10	1,500,000	1,177,500
Continental Airlines Inc.,
Conv Note	5.000	06/15/23	10,265,000	10,085,363
Delta Air Lines, Inc.,
Ser 2001 -1 Class B	7.711	09/18/11	6,555,000	5,768,400
GOL Finance,
Gtd Note (S)	8.750	04/29/49	14,970,000	11,452,050
KLM Royal Dutch Airlines NV,
Sr Sub Deb	2.125	12/29/49	1,680,000	559,260
Northwest Airlines, Inc.,
Conv Sr Note (H)	7.625	11/15/23	45,535,000	56,919
Gtd Conv Sr Note (H)	6.625	05/15/23	15,437,000	19,296
Gtd Note (H)	8.700	03/15/49	15,806,000	20,548
Gtd Sr Note (H)	10.000	02/01/49	7,250,000	9,425
Note (H)	7.875	12/31/49	1,915,000	2,490
Stub-claim (H)	9.875	03/15/37	43,785,000	56,921
Stub-claim (H)	8.875	06/01/49	28,886,000	37,552
Pinnacle Airlines Corp.,
Sr Note	3.250	02/15/25	1,000,000	956,250
UAL Corp.,
Gtd Sr Sub Note	4.500	06/30/21	53,543,000	26,716,127
US Airways Group, Inc.,
Conv Sr Note	7.000	09/30/20	19,265,000	15,171,187
US Airways, Inc.,
Ser 1998-1 Class C	6.820	01/30/14	7,296,879	2,170,821

Aluminum 3.27%				23,334,638
CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11/15/15	25,295,000	23,334,638

Auto Parts & Equipment 8.60%				61,438,150
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.250	11/01/15	25,990,000	21,831,600

John Hancock High Yield Fund

Securities owned by the Fund on August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Auto Parts & Equipment (continued)
Gtd Sr Note (S)	11.000%	11/01/15	15,505,000	13,954,500
Exide Technologies,
Sr Sec Note Ser B	10.500	03/15/13	16,006,000	15,365,760
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	10,468,000	9,211,840
TRW Automotive, Inc.,
Gtd Sr Note (S)	7.000	03/15/14	1,235,000	1,074,450

Broadcasting & Cable TV 2.05%				14,654,410
Adelphia Communications Corp.,
Sr Note	10.250	11/01/49	2,990,000	67,275
Sr Note	9.875	03/01/49	5,985,000	134,663
Canadian Satellite Radio Holdings, Inc.,
Sr Note	12.750	02/15/14	17,065,000	5,887,425
Sr Note	8.000	09/10/14	6,400,000	2,338,433
Sr Note	8.000	02/14/16	952,926	705,465
Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note	11.500	06/15/16	3,125,000	3,179,688
Mobile Satellite Ventures LP,
Sr Sec Disc Note, Step Coupon (0.00% to 04-01-10
then 14.00%) (S)	Zero	04/01/13	3,600,000	2,340,000
Young Broadcasting, Inc.,
Gtd Sr Sub Note (H)	10.000	03/01/11	13,280,000	1,461

Building Products 0.04%				318,525
USG Corp.,
(S)	9.750	08/01/14	310,000	318,525

Cable & Satellite 14.97%				106,894,737
Charter Communications Holdings I LLC,
Gtd Sr Note (H)	12.125	01/15/15	7,460,000	65,275
Gtd Sr Note (H)	11.000	10/01/15	4,466,000	580,580
Gtd Sr Note (H)	10.000	05/15/14	12,720,000	111,300
Gtd Sr Note (H)	9.920	04/01/14	7,271,000	63,621
Sr Sec Note (H)	11.000	10/01/15	22,678,000	3,174,920
Sr Note (H)	11.125	01/15/14	2,628,000	22,995
Charter Communications Holdings II LLC,
Gtd Sr Note (H)	10.250	09/15/10	2,500,000	2,778,125
Gtd Sr Note (H)	10.250	10/01/13	2,500,000	2,778,125
Gtd Sr Note (H)(S)	10.250	10/01/13	20,642,000	21,596,693
Charter Communications Holdings LLC,
Sr Disc Note (H)	9.920	04/01/11	2,490,000	3,113
Sirius XM Radio, Inc.,
Conv Sr Note	10.000	06/01/11	20,690,000	19,500,325
Sr Note	9.625	08/01/13	17,730,000	15,691,050
XM Satellite Radio, Inc.,
Sr Sub Note (S)	7.000	12/01/14	11,476,000	8,133,615

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Cable & Satellite (continued)
Gtd Sr Note (S)	13.000%	08/01/13	34,100,000	32,395,000

Casinos & Gaming 10.81%				77,192,800
American Casino & Entertainment Properties LLC,
Sr Sec Note (S)	11.000	06/15/14	1,610,000	1,340,325
Fontainebleau Las Vegas Holdings LLC,
Note (H)(S)	10.250	06/15/15	22,920,000	802,200
Sr Note (H)	12.500	06/01/22	14,129,980	792,738
Greektown Holdings LLC,
Sr Note (H)(S)	10.750	12/01/13	18,763,000	4,034,045
Indianapolis Downs LLC & Capital Corp.,
Sr Sec Note (S)	11.000	11/01/12	4,080,000	2,896,800
Sr Sub Note (S)	15.500	11/01/13	625,741	328,514
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03/01/14	17,749,000	15,441,630
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06/15/14	880,000	792,000
Little Traverse Bay Bands of Odawa Indians,
Sr Note (H)(S)	10.250	02/15/14	9,635,000	4,239,400
Majestic Holdco LLC,
Gtd Sr Sec Note (H)(S)	12.500	10/15/11	10,000,000	1,000
Majestic Star Casino LLC,
Gtd Sr Sec Note (H)	9.500	10/15/10	26,967,000	16,989,210
Sr Note (H)	9.750	01/15/11	8,675,000	878,344
Mashantucket Western Pequot Tribe,
Bond (S)	5.912	09/01/21	1,470,000	588,265
Bond Ser A (S)	8.500	11/15/15	15,260,000	3,204,600
MGM Mirage, Inc.,
Sr Sec Note (S)	11.125	11/15/17	1,575,000	1,716,750
Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04/01/12	3,580,000	2,935,600
MTR Gaming Group, Inc.,
Gtd Sr Sec Note (S)	12.625	07/15/14	5,915,000	5,767,125
Gtd Sr Sub Note Ser B	9.000	06/01/12	14,870,000	10,929,450
Silver Slipper Casino,
Note	7.000	11/30/10	659,926	580,804
Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note (H)	8.500	06/01/15	29,340,000	2,934,000

Commercial Printing 0.27%				1,950,850
Quebecor World Capital Corp.,
Gtd Sr Note (H)	6.125	11/15/13	9,970,000	847,450
Sr Note (H)(S)	8.750	03/15/16	1,850,000	166,500
Quebecor World, Inc.,
Sr Note (H)(S)	9.750	01/15/15	10,410,000	936,900

Commodity Chemicals 0.07%				479,662
Applied Extrusion Technologies, Inc.,
Sr Note (L) (S)	12.000	03/15/12	536,364	479,662

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Consumer Finance 0.38%				2,706,035
Ford Motor Credit Co., LLC,
Sr Note	7.500%	08/01/12	2,940,000	2,706,035

Diversified Commercial & Professional Services 1.39%				9,934,734
FDR Management LLC,
Sr Note	16.000	05/31/12	8,395,344	5,925,434
MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04/01/12	4,230,000	1,438,200
Muzak LLC,
Gtd. Sr Sub Note (H)	9.875	03/15/10	7,346,000	2,571,100

Diversified Metals & Mining 0.42%				3,034,228
Katanga Mining, Ltd.,
Sr Sub Note	14.000	11/20/13	2,171,060	1,517,114
Sub Note	14.000	11/20/13	2,171,060	1,517,114

Electric Utilities 1.21%				8,640,119
Texas Competitive Electric Holdings Co. LLC,
Gtd Sr Note	10.500	11/01/16	1,056,250	617,906
Gtd Sr Note Ser A	10.250	11/01/15	12,109,000	8,022,213

Forest Products 0.05%				354,656
Timberwest Forest Corp.,
	9.000	02/11/14	287,600	354,656

Independent Power Producers & Energy Traders 0.00%				0
Mirant Corp. (H)	7.625	05/01/16	10,500,000	0

Mortgage REIT's 0.45%				3,226,485
iStar Financial, Inc.,
Sr Note (S)	10.000	06/15/14	2,529,000	1,808,235
Sr Note	5.875	03/15/16	3,660,000	1,418,250

Movies & Entertainment 0.33%				2,330,331
Marquee Holdings, Inc.,
Sr Disc Note Ser B	12.000	08/15/14	2,795,000	2,330,331

Oil & Gas Exploration & Production 0.81%				5,761,149
Dominion Petroleum Acquisitions,
Sr Sec Conv Note Ser B (H)	8.500	10/01/11	6,325,000	5,761,149

Paper Packaging 1.23%				8,788,600
Graham Packaging Co. LP,
Gtd Sr Sub Note	9.875	10/15/14	890,000	885,550
Jefferson Smurfit Corp.,
Gtd Sr Note (H)	8.250	10/01/12	2,300,000	1,443,250
Smurfit-Stone Container Corp.,
Sr Note (H)	8.000	03/15/17	8,090,000	5,015,800
U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06/12/13	1,900,000	1,444,000

Paper Products 1.21%				8,660,071
Abitibi-Consolidated of Canada, Inc.,
Debenture (H)	8.850	08/01/30	3,000,000	330,000

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Paper Products (continued)
Debenture (H)	7.400%	04/01/18	3,500,000	385,000
Gtd Sr Note (H)(S)	15.500	07/15/10	1,339,000	214,240
Gtd Sr Note (H)	8.375	04/01/15	9,995,000	1,099,450
Gtd Sr Note (H)	7.750	06/15/11	3,000,000	330,000
Gtd Sr Note (H)	6.000	06/20/13	4,880,000	536,800
APP Finance II Mauritius, Ltd.,
Gtd Bond (H)	12.000	12/29/49	7,500,000	18,750
Newark Group, Inc.,
Sr Sub Note (H)	9.750	03/15/14	2,135,000	21,350
NewPage Co.,
Sr Sec Note	10.000	05/01/12	1,310,000	710,675
PE Paper Escrow GmbH,
Sr Sec Note (S)	12.000	08/01/14	1,170,000	1,199,250
Pope & Talbot, Inc.,
Debenture (H)	8.375	06/01/13	1,561,000	7,961
Sr Note (H)	8.375	06/01/13	5,450,000	27,795
Sappi Papier Holding AG
Sr Note (S)	7.500	06/15/32	6,155,000	3,200,600
Verso Paper Holdings LLC,
Sr Sec Note (S)	11.500	07/01/14	590,000	578,200

Property & Casualty Insurance 0.08%				536,625
MBIA Insurance Corp.,
Note (14.000% to 1-31-13 then variable) (S)	14.000	01/15/33	1,325,000	536,625

Publishing 0.89%				6,324,938
Idearc, Inc.,
Gtd Sr Note (H)	8.000	11/15/16	68,145,000	5,196,056
R.H. Donnelley Corp.,
Sr Disc Note Ser A-1 (H)	6.875	01/15/13	5,945,000	349,269
Sr Note (H)	6.875	01/15/13	1,175,000	69,031
Sr Note Ser A-3 (H)	8.875	01/15/16	9,965,000	585,444
Sr Note Ser A-4 (H)	8.875	10/15/17	2,130,000	125,138

Real Estate Management & Development 0.13%				953,775
Realogy Corp.,
Sr Sub Note	12.375	04/15/15	2,355,000	953,775

Specialty Chemicals 3.07%				21,944,288
American Pacific Corp.,
Gtd Sr Note	9.000	02/01/15	24,315,000	21,944,288

Steel 0.00%				0
LTV Corp.,
Gtd Sr Sub Note (H)	11.750	11/15/09	9,700,000	0

Tires & Rubber 0.33%				2,343,163
Goodyear Tire & Rubber Co.,
Sr Note	10.500	05/15/16	2,195,000	2,343,163

Tobacco 0.66%				4,715,200
North Atlantic Holdings, Inc.,
Sr Disc Note	12.250	03/01/14	1,300,000	520,000
North Atlantic Trading Co.,
Inc. Sr Note (S)	10.000	03/01/12	8,390,400	4,195,200

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Trucking 1.92%				13,684,938
Travelport LLC,
Gtd Sr Note	9.875%	09/01/14	14,085,000	11,937,038
Gtd Sr Sub Note	11.875	09/01/16	2,270,000	1,747,900

Wireless Telecommunication Services 1.20%				8,589,712
Grupo Iusacell SA de CV,
Sr Sec Note (S)	10.000	12/31/13	3,021,232	1,148,068
Intelsat Bermuda, Ltd.,
Gtd Note (S)	11.250	02/04/17	2,050,000	1,937,250
Nextel Communications, Inc.,
Gtd Note	7.375	08/01/15	1,705,000	1,455,644
Terrestar Networks, Inc.,
Note (S)	15.000	02/15/14	5,398,334	4,048,750

Defaulted bonds beyond maturity date 0.09%				$670,350
(Cost $16,402,809)
		Maturity	Par value
Issuer	Rate	date		Value

Commercial Printing 0.01%				102,850
Quebecor World Capital Corp.,
Gtd Sr Note (H)	4.875%	11/15/08	1,210,000	102,850

Paper Products 0.06%				447,500
Indah Kiat Finance Mauritius, Ltd.,
Gtd Sr Note (H)	10.000	07/01/07	6,000,000	120,000
Indah Kiat International Finance Co.,
Gtd Sec Note Ser C (H)	12.500	06/15/06	2,500,000	125,000
Tjiwi Kimia Finance Mauritius, Ltd.,
Gtd Sr Note (H)	10.000	08/01/04	1,500,000	45,000
Sr Note (H)	13.250	08/01/04	5,250,000	157,500

Personal Products 0.00%				0
Global Health Sciences, Inc.,
Gtd Sr Note (H)	11.000	05/01/08	3,175,000	0

Photographic Products 0.02%				120,000
PCA, LLC,
Gtd Sr Note (H)	11.875	08/01/09	3,000,000	120,000

Municipal bonds 0.15%				$1,112,840
(Cost $2,000,000)

Other Revenue 0.15%
Dallas-Fort Worth Texas International,
Airport Facility Improvement Corp.	9.125	05/01/29	2,000,000	1,112,840

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity	Par value
Issuer	Rate	date		Value

Term Loans 8.89%				$63,477,134
(Cost $82,552,464)

Airlines 3.04%				21,705,224
Delta Air Lines, Inc.,
Tranche	3.664%	04/30/14	12,819,192	9,792,952
US Airways Group, Inc,
Term Loan (H)	Zero	03/31/11	606,056	0
US Airways Group, Inc.,
Tranche	2.785	03/23/14	22,121,211	11,912,272

Auto Parts & Equipment 1.76%				12,586,140
Lear Corp.,
Tranche	1.000	04/25/12	15,497,500	12,586,140

Casinos & Gaming 2.67%				19,089,650
Greektown Holdings LLC,
(LN 2437000)	6.250	12/02/10	8,751,973	6,345,180
(LN 243704)	1.000	12/03/12	436,000	319,012
Tranche	1.000	12/03/12	5,640,000	4,131,041
Tranche	9.750	09/09/09	1,699,000	1,664,562
Tranche	9.750	09/09/09	2,233,000	2,187,957
Silver Slipper Casino,
Tranche	13.000	12/17/09	4,540,508	4,441,898

Hotels, Resorts & Cruise Lines 0.25%				1,784,250
East Valley Tourist Development Authority,
Tranche	7.775	08/06/12	2,925,000	1,784,250

Paper Products 0.17%				1,211,383
Abitibi Bowater, Inc.,
Tranche B (H)	11.500	04/30/10	1,040,696	810,008
Tembec, Inc.,
Tranche	7.310	02/28/12	617,500	401,375

Publishing 1.00%				7,100,487
Idearc, Inc.,
Tranche	3.200	11/17/14	2,897,281	1,330,336
R.H. Donnelley, Inc.,
Tranche	1.000	06/30/10	2,080,000	1,703,000
Tranche	1.000	06/30/11	1,880,000	1,522,628
Star Tribune Co.,
Tranche (H)	1.000	02/28/15	12,795,000	13
Tranche T1 (H)	1.000	03/01/14	10,714,000	2,544,510

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

Collateralized Mortgage Obligations 0.63%				$4,515,977

(Cost $24,185,923)

		Maturity
Issuer	Rate	date	Par Value

Collateralized Mortgage Obligations 0.63%				4,515,977
Global Tower Partners Acquisition Partners LLC,
Sub Bond Ser 2007-1A-G (S)	7.874%	05/15/37	1,945,000	1,732,721
GS Mortgage Securities Corp.,
Ser 2006 Class OS, NIM (I)	Zero	10/26/37	12,000	1,200
Harborview Mortgage Loan Trust,
Ser 2007-3 Class ES IO	0.350	05/19/47	239,995,376	974,981
Ser 2007-6 Class ES IO (S)	0.350	08/19/37	180,701,733	734,101
Ser 2007-4 Class ES IO	0.342	07/19/47	245,251,088	1,072,974
RALI Asset Holdings Corp.,
Ser 2006 Class Q04, NIM (I)	Zero	11/21/37	1,500,000	0

Investment Banking & Brokerage 0.00%				0
Lehman XS Net Interest Margin Notes,
Ser 2006-GPM8-A3 (H)(S)	9.000	01/28/47	1,171,094	0
Ser 2006-GPM8-A4 (H)(S)	9.000	01/28/47	1,730,000	0

Asset Backed Securities 3.73%			$26,659,697
(Cost $37,542,275)
		Maturity	Par value
Issuer	Rate	date		Value

Airlines 1.05%				7,514,517
Alaska Airlines, Inc.,
Equip Trust Ctf Ser D	9.500	04/12/12	2,677,705	2,021,668
American Airlines, Inc.,
Pass Thru Ctf Ser 1988-A4	10.210	01/01/10	1,040,759	978,313
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07/30/14	4,540,875	1,362,263
Pass Thru Ctf Ser 1992-A1	8.080	09/11/11	1,019,343	889,377
Pass Thru Ctf Ser 1994-A5	10.190	05/26/16	4,211,000	2,252,885
Northwest Airlines Corp. (H)	1.000	01/16/17	15,890,000	10,011

Diversified Financial Services 2.68%				19,145,180
DB Master Finance LLC,
Ser 2006-1 Class M1 (S)	8.285	06/20/31	12,865,000	11,264,980
Dominos Pizza Master Issuer LLC,
Ser 2007-1 Class M1 (S)	7.629	04/25/37	12,710,000	7,880,200

Thrifts & Mortgage Finance 0.00%				0
IndyMac Index NIM Corp.,
Ser 2006-AR6-N3 (H)(S)	8.833	06/25/46	3,860,649	0

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

Issuer	Shares	Value
Common stocks 12.55%		$89,650,802
(Cost $231,482,990)

Advertising 0.00%		0
Vertis Holdings, Inc. (I)	150,235	0

Airlines 7.47%		53,334,786
Air France-KLM, ADR	174,118	2,641,370
Delta Air Lines, Inc. (I)	6,057,941	43,738,334
Global Aviation Holdings, Inc.	870	1,296,300
Pinnacle Airlines Corp. (I)	439,100	2,963,925
UAL Corp. (I)	150,000	934,500
US Airways Group, Inc. (I)	517,752	1,760,357

Automobile Manufacturers 0.95%		6,762,252
Ford Motor Co.	889,770	6,762,252

Broadcasting & Cable TV 0.00%		2
Granite Broadcasting Corp. (I)	11,688	2

Cable & Satellite 2.56%		18,259,079
Canadian Satellite Radio Holdings, Inc. (I)	994,523	953,870
Canadian Satellite Radio Holdings, Inc., (Class A) (I)	602,071	714,951
Comcast Corp. Special Class A	521,272	7,605,358
Sirius XM Radio, Inc. (I)	7,876,120	5,304,567
Time Warner Cable, Inc.	99,684	3,680,333

Casinos & Gaming 0.00%		0
Fontainebleau Resorts LLC, (Class A) (I)	249,211	0

Commodity Chemicals 0.11%		774,707
Applied Extrusion Technologies, Inc., (Class A) (I) (L)	51,082	774,707

Diversified Commercial & Professional Services 0.00%		0
FDR Management, LLC, (Class A)	9,827	0
FDR Management, LLC, (Class B)	213	0

Diversified Financial Services 0.03%		196,247
Adelphia Recovery Trust (I)	8,722,093	196,247

Environmental & Facilities Services 0.30%		2,171,649
Kaiser Group Holdings, Inc. (I)	81,949	2,171,649

Industrial Machinery 0.00%		0
Glasstech, Inc. (Class B) (I)	4,430	0
Glasstech, Inc. (Class C) (I)	10	0

Oil & Gas Exploration & Production 0.87%		6,256,391
Dominion Petroleum, Ltd., GDR	14,065,360	1,775,512
Po Valley Energy Valley Energy, Ltd. (I)	3,100,000	4,480,879

Paper Products 0.03%		257,306
APP China Group, Ltd. (I)	37,717	188,585
Tembec Inc. (I)	88,508	68,721

Publishing 0.00%		298
Medianews Group, Inc. (I)	29,750	298

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

Issuer	Shares	Value

Specialty Chemicals 0.23%		1,638,085
American Pacific Corp.	200,500	1,638,085

Preferred Stocks 8.00%		$57,152,695
(Cost $67,171,774)

Airlines 3.00%		21,418,605
Continental Airlines Finance Trust II , 6.000%	1,123,404	21,414,889
Northwest Airlines, Inc. , 9.500%	143,381	3,716

Broadcasting & Cable TV 1.45%		10,360,500
Xanadoo, Ser C , 6.500%	345,350	10,360,500

Diversified Banks 2.67%		19,065,288
Bank of America Corp. , 8.200%	244,500	5,401,005
Bank of America Corp. , 7.250%	9,701	8,371,963
Wells Fargo & Company (Class A) , 7.500%	6,208	5,292,320
Industrial Machinery 0.42%		2,980,463
Glasstech, Inc., Series A (U)	143	143,000
Glasstech, Inc., Series B, 12.750%	4,475	2,837,463
Glasstech, Inc., Series C (I) (U)	11	0

Insurance Brokers 0.00%		5
SIG Capital Trust I , 9.500%	5,000,000	5

Mortgage REIT’s 0.46%		3,327,834
iStar Financial, Inc., Ser E, 7.875%	100,000	640,000
iStar Financial, Inc., Ser F, 7.800%	229,165	1,452,906
iStar Financial, Inc., Ser G, 7.650%	199,182	1,234,928

Issuer	Shares	Value
Stapled Units * 0.22%		$1,544,111
(Cost $2,924,176)

Forest Products 0.22%		1,544,111
Timberwest Forest Corp.
	447,200	1,544,111

Options Purchased 0.09%		$628,005

(Cost $5,182,863)

	Number of	Excercise	Expiration
Issuer	contracts	price	date	Value

Options – Puts & Calls 0.09%				628,005
Comcast Corp. (I)	859,000	$20.00	Jan 2010	171,800
Comcast Corp. (I)	286,000	15.00	Jan 2010	443,300
Comcast Corp. (I)	258,100	25.00	Jan 2010	12,905

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

Issuer	Shares	Value

Warrants 0.01%		$55,920
(Cost $5,872,532)

Airlines 0.00%		0
ATA Holdings Corp. (I)	11,942	0

Broadcasting & Cable TV 0.00%		4
Granite Broadcasting Corp. (Class A) (I)	29,220	4

Cable & Satellite 0.00%		2,338
Sirius XM Radio, Inc. (I)	9,350	2,338

Casinos & Gaming 0.00%		0
Silver Slipper Casino (I)	1,928	0

Diversified Metals & Mining 0.00%		4,385
Katanga Mining Ltd. (I)	80,000	4,385

Food Retail 0.00%		1,370
Pathmark Stores, Inc. (I)	62,796	1,370

Gold 0.01%		47,823
New Gold, Inc. (I)	168,883	47,823

Restaurants 0.00%		0
Planet Hollywood International, Inc. (I)	2,816	0

Textiles 0.00%		0
HF Holdings (I)	28,092	0

Other Investments 0.00%		$0
(Cost $215,000)

Casinos & Gaming 0.00%		0
Gabrielino-Tongva Gaming Machine Revenue (I)	125	0
Gabrielino-Tongva Execution Investment (I)	90	0

Short-term investments 4.15%	$29,626,618
(Cost $29,626,475)

	Interest
Issuer		Shares	Value

Cash Equivalents 0.02%			126,618
John Hancock Collateral Investment Trust (T) (W)	0.3900% (Y)	126,648	126,618

		Maturity	Par value
Issuer	Rate	date		Value

U.S. Government Agency 4.13%				29,500,000
Federal Home Loan Bank,
Discount Note	0.080%	09/01/09	29,500,000	29,500,000

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

Total investments (Cost $1,351,246,011) + 104.96%	$749,692,183

Other assets and liabilities, net (4.96%)	($35,434,472)

Total net assets 100.00%	$714,257,711

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

ADR	American Depositary Receipts

GDR	Global Depositary Receipt

Gtd	Guaranteed

IO	Interest Only -Tranche of Stripped Mortgage Pool

NIM	Net Interest Margin

REIT	Real Estate Investment Trust

STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.

(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I)	Non-income producing security.

(L)	All or a portion of this security was out on loan.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $206,864,090 or 28.960% of the net assets of the Fund as of August 31, 2009.

(T)	Represents investment of securities lending collateral.

(U)	Variable rate preferred.

(W)	Issuer is an affiliate of John Hancock Advisers, LLC.

(Y)	The rate shown is the annualized seven-day yield as of August 31, 2009.

*	A Stapled Unit is a security that combines the common shares and a fixed income component in a single security.

+	At August 31, 2009, the aggregate cost of investment securities for federal income tax purpose was
$1,349,160,574. Net unrealized depreciation aggregated to $599,468,391, of which $34,857,365 related to appreciated investment securities and $634,325,756 related to depreciated securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair Value Measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Totals
Asset Backed Securities	-	$18,769,486	$7,890,211	$26,659,697
Collateralized Mortgage Obligations	-	1,732,721	2,782,056	4,514,777
Common Stocks	$80,938,274	6,452,638	2,259,890	89,650,802
Corporate Bonds	-	422,956,626	52,312,958	475,269,584
Municipal Bonds	-	1,112,840	-	1,112,840
Preferred Stocks	22,393,122	21,414,889	13,344,684	57,152,695
Purchased Options	628,005	-	-	628,005
Stapled Units	1,544,111	-	-	1,544,111
Term Loans	-	54,826,151	8,650,983	63,477,134
Warrants	54,550	1,370	-	55,920
Short Term Investments	126,618	29,500,000	-	29,626,618
Total Investments in Securities	$105,684,680	$556,766,721	$87,240,782	$749,692,183
Other Financial Instruments	-	(17,268,160)	-	(17,268,160)
Totals	$105,684,680	$539,498,561	$87,240,782	$732,424,023

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset		Collateralized
	Backed	Corporate	Mortgage	Common	Preferred
	Securities	Bonds	Obligations	Stocks	Stocks	Term Loans	Totals
Balance as of
5/31/09	$5,602,412	$34,164,014	$3,401,071	$1,575,774	$13,002,831	$9,744,114	$67,490,216

Realized gain (loss)	-	-	-	(144,014)	-	(7,570)	($151,584)
Change in
unrealized
appreciation
(depreciation)	2,287,799	8,373,861	(309,683)	828,971	341,853	863,376	12,386,177

Net purchases
(sales)	-	8,984,496	(309,332)	(841)	-	(1,948,937)	$6,725,386
Net transfers in
and/out of Level 3	-	790,587	-	-	-	-	$790,587

Balance as of
8/31/09	$7,890,211	$52,312,958	$2,782,056	$2,259,890	$13,344,684	$8,650,983	$87,240,782

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

14

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Financial Instruments

Forward Foreign Currency Contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency. For more information on forward foreign currency contracts please refer to the Fund’s prospectus, semi-annual and annual reports.

During the period, the Fund used forward foreign currency contracts to hedge against anticipated currency exchange rates and maintain diversity and liquidity of the portfolio. The following summarizes the forward foreign currency exchange contracts on August 31, 2009:

		PRINCIPAL
	PRINCIPAL	AMOUNT COVERED		UNREALIZED
	AMOUNT COVERED	BY CONTRACT		APPRECIATION
CURRENCY	BY CONTRACT	(USD)	SETTLEMENT DATE	(DEPRECATION)
Buys
Canadian Dollar	12,900,000	12,070,175	9/30/2009	($285,310)
Euro	3,000,000	4,328,403	9/30/2009	(27,521)
Pound Sterling	1,250,000	2,128,069	9/30/2009	(93,281)
		18,526,647		($406,112)
Sells
Australian Dollar	3,467,433	3,467,433	9/30/2009	($257,651)
Canadian Dollar	17,331,023	17,331,023	9/30/2009	(940,086)
Euro	6,413,337	6,413,337	9/30/2009	(224,357)
Pound Sterling	3,513,466	3,513,466	9/30/2009	13,631
		30,725,259		($1,408,463)

Foreign forward currency exchange contract principal amounts covered by contract (USD) (notional amounts) at August 31, 2009 are representative of the foreign forward currency exchange contract activity during the period ended August 31, 2009.

Options

The Fund may purchase and sell put and call options on securities, securities indices, currencies and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. The Fund may use options to manage against possible changes in the market value of the Fund’s assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Fund’s unrealized gains. In addition, the Fund may use options to facilitate Fund investment transactions by protecting the Fund against a change in the market price of the investment, enhance potential gains, or as a substitute for the purchase or sale of securities or currency. For more information on options, please refer to the Fund’s prospectus, semi-annual and annual reports.

15

During the period, the Fund used purchased options to enhance potential gain.

Credit Default Swap Agreements

Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller) receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the Seller agrees to remedies that are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Fund may enter into CDS in which the Fund may act as the Buyer or Seller. By acting as the Seller, in circumstances in which the Fund does not hold offsetting cash equivalent positions equaling the notional amount of the swap, the Fund effectively incurs economic leverage because it would be obligated to pay the Buyer such notional amount in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit. For more information on swaps, please refer to the Fund’s prospectus, semi-annual and annual reports.

During the period, the Fund used credit default swaps to take a long position in the exposure of the reference credit and to enhance potential gain.

The following summarizes the contracts that the Fund held as a Seller as of August 31, 2009:

		IMPLIED
		CREDIT				(PAY)/		UNAMORTIZED
		SPREAD			USD	RECEIVED		UPFRONT	UNREALIZED
COUNTER	REFERENCE	AT 8-31-	NOTIONAL	CUR-	NOTIONAL	FIXED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
PARTY	OLBIGATION	2009	AMOUNT	RENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Lehman
Brothers
Special
Financing,
Inc.	AMR Corp.	46.93%	2,000,000	USD	$2,000,000	5.00%	Mar 2013	($1,080,149)	($2,067,813)	($3,147,962)

Morgan
Stanley
Capital
Serivices,
Inc.	AMR Corp.	44.85%	5,000,000	USD	5,000,000	5.00%	Sep 2010	-	(1,558,998)	(1,558,998)

Morgan
Stanley
Capital
Serivices,
Inc.	AMR Corp.	44.85%	3,000,000	USD	3,000,000	5.00%	Sep 2010	(485,737)	(861,340)	(1,347,077)

Morgan
Stanley
Capital
Serivices,
Inc.	AMR Corp.	44.85%	3,000,000	USD	3,000,000	5.00%	Sep 2010	(499,592)	(435,806)	(935,398)

Morgan
Stanley
Capital
Serivices,
Inc.	AMR Corp.	47.78%	3,000,000	USD	3,000,000	6.60%	Sep 2012	-	(1,654,564)	(1,654,564)

Morgan	Texas
Stanley	Competitive
Capital	Electric
Serivices,	Holdings Co.,
Inc.	LLC	17.78%	10,000,000	USD	10,000,000	4.60%	Jun 2013	(739,921)	(471,425)	(1,211,346)

16

		IMPLIED
		CREDIT				(PAY)/		UNAMORTIZED
		SPREAD			USD	RECEIVED		UPFRONT	UNREALIZED
COUNTER	REFERENCE	AT 8-31-	NOTIONAL	CUR-	NOTIONAL	FIXED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
PARTY	OLBIGATION	2009	AMOUNT	RENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Morgan	Texas
Stanley	Competitive
Capital	Electric
Serivices,	Holdings Co.,
Inc.	LLC	16.87%	5,000,000	USD	5,000,000	5.85%	Jun 2013	-	(935,398)	(935,398)

Morgan
Stanley
Capital
Serivices,	Delta Airlines,
Inc.	Inc.	29.20%	5,000,000	USD	5,000,000	5.00%	Sep 2013	(246,711)	(2,084,710)	(2,331,421)

Morgan
Stanley
Capital
Serivices,	Delta Airlines,
Inc.	Inc.	29.20%	5,000,000	USD	5,000,000	5.00%	Sep 2013	(962,825)	(1,368,596)	(2,331,421)

					$41,000,000			($4,014,935)	($11,438,650)	($15,453,585)

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at August 31, 2009 by risk category:

Derivatives not accounted
for as hedging
instruments under FAS	Financial instruments	Asset Derivatives Fair	Liability Derivatives Fair
133	location	Value	Value

Purchased options	Schedule of Investments	$628,005	-
	Foreign forward currency
Foreign exchange contracts	contracts	13,631	($1,828,206)
	Credit default swap
Credit contracts	contracts	-	(15,453,585)
Total		$641,636	($17,281,791)

Risks and uncertanties

There are a number of risk factors that affect the Fund’s overall risk profile. For further details about these risks see the Fund’s Prospectus and Statement of Additional Information.

17

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

570Q1 8/09
10/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 23, 2009